SHAREHOLDERS’ EQUITY (Details) - USD ($)						1 Months Ended	12 Months Ended
		Sep. 22, 2025	Jun. 25, 2025	Mar. 02, 2025	Dec. 14, 2021	Aug. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Nov. 13, 2025	Oct. 02, 2025	Sep. 26, 2025	Jun. 03, 2025	Mar. 31, 2025
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Purchase price (in Dollars per share)					$ 6.9
Exercise price (in Dollars per share)					$ 8.3
Aggregate shares			42,000
Contractual lives					3 years 6 months
Warrant outstanding								33,040
Maxim Group LLC [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price (in Dollars per share)				$ 0.33
Percentage of warrants				125.00%
Investor [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Shares issued for exercised warrants							150,000
Agreed to issue shares		50,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		150,000
Warrant [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price (in Dollars per share)							$ 0.1023
Shares issued for exercised warrants							6,556	33,040
Agreed to issue shares					1,449,276
Placement Agent [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price (in Dollars per share)							$ 8.3
Agreed to issue shares							202,899
Contractual lives							3 years 6 months
Two Zero Two Five Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price (in Dollars per share)							$ 20.625
Contractual lives							3 years 9 months
Warrant outstanding							6,556
Common Stock [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) (in Dollars per share)										$ 0.05
Ordinary shares, shares authorized (in Shares)										90,000,000
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sold and transferred shares						5,000,000
Investors shares					2,898,552
Warrants to purchase shares				327,800
Exercise price (in Dollars per share)								$ 5.115
Shares issued for exercised warrants											3,028		58,069,113
Ordinary shares, issued	[1]						2,547,191	485,058
Ordinary shares, par value (in Dollars per share) (in Dollars per share)	[1]						$ 0.05	$ 0.05
Ordinary shares, outstanding	[1]						2,547,191	485,058
Ordinary shares, shares authorized (in Shares)	[1]						60,000,000	60,000,000
Contractual lives							0 years	11 months 12 days
Purchase of shares								33,040
Class A Ordinary Shares [Member] | Maxim Group LLC [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Consideration amount (in Dollars)				$ 16,390,000
Purchase price (in Dollars per share)				$ 0.001
Warrants to purchase shares				16,390,000
Exercise price (in Dollars per share)				$ 0.33
Class A Ordinary Shares [Member] | Consolidation [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares, issued												98,713,955
Ordinary shares, par value (in Dollars per share) (in Dollars per share)												$ 0.001
Class A Ordinary Shares [Member] | Consolidation One [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) (in Dollars per share)												$ 0.05
Ordinary shares, outstanding												1,974,163
Class A Ordinary Shares [Member] | Firebull Holding Limited [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares						5,000,000
Class A Ordinary Shares [Member] | Two Zero Two Five Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Purchase of shares							6,556
Class A Ordinary Shares [Member] | Common Stock [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares							570,000
Ordinary shares, issued									570,000
Ordinary shares, par value (in Dollars per share) (in Dollars per share)										$ 0.05
Ordinary shares, shares authorized (in Shares)										60,000,000
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Cancelled shares						5,000,000
Ordinary shares, issued	[1]						1,200,000	42,000
Ordinary shares, par value (in Dollars per share) (in Dollars per share)	[1]						$ 0.05	$ 0.05
Ordinary shares, outstanding	[1]						1,200,000	42,000
Issued an aggregate shares			1,200,000
Ordinary shares, shares authorized (in Shares)	[1]						30,000,000	30,000,000
Class B Ordinary Shares [Member] | Consolidation [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares, issued							0.001
Class B Ordinary Shares [Member] | Firebull Holding Limited [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares						5,000,000
Class B Ordinary Shares [Member] | Consolidation [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares, outstanding							2,100,000
Class B Ordinary Shares [Member] | Common Stock [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) (in Dollars per share)										$ 0.05
Ordinary shares, outstanding							42,000
Ordinary shares, shares authorized (in Shares)										30,000,000

[1]	Adjusted for the effect of 1-for-50 reverse share split on June 3, 2025.